UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	$ 1,695,254
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	2,113,244
4,420	Total Alabama			3,808,498
	Alaska – 3.0% (1.9% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,144,541
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,291,244
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	7,113,680
	12/01/30 – NPFG Insured
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	8,640,134
	Series 2006A, 5.000%, 6/01/46
22,425	Total Alaska			18,189,599
	California – 23.5% (14.6% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA+	2,217,250
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	448,713
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,554,350
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,638,275
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	2,187,600
	Bonds, Series 2009, 0.000%, 8/01/33
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	5,852,886
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
5,000	California Department of Water Resources Central Valley Project Water System Revenue Bonds,	No Opt. Call	AAA	5,369,300
	Series 2009-AF, 5.000%, 12/01/29
2,730	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	2,887,248
	Series 2003Y, 5.000%, 12/01/25 – FGIC Insured
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	196,992
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,061,653
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	7,256,690
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,310,308
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	A1	23,789,750
	NPFG Insured (UB)
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,656,560
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,553,069
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	3,546,495
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	Aa1	3,521,247
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,419,800
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	1,484,980
3,000	5.000%, 6/01/45	6/15 at 100.00	A2	2,678,160
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	673,890
	Bonds, Series 2007A-1, 5.125%, 6/01/47
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	506,235
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/11 at 100.00	AA– (5)	491,597
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	8/11 at 100.00	AA– (5)	998,980
	1994, 5.375%, 2/15/34 (ETM)
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	No Opt. Call	AA+	2,745,525
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A,	7/12 at 100.00	AA	5,016,900
	5.125%, 7/01/40 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	2,396,262
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	3,108,280
	2009, 0.000%, 8/01/34 – AGC Insured
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA+	325,030
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,817,250
	6.000%, 11/01/30
4,795	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	4,736,645
	5.000%, 8/01/32 – NPFG Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,629,949
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	3,388,134
	5.000%, 5/01/25 – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	Baa1	4,571,600
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	3,333,200
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 50.47	Aa1	1,738,050
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA+	7,619,409
	2006A, 5.000%, 8/01/27 – AGM Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	Aa1	2,186,497
	Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured
2,550	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series 2004B,	8/13 at 100.00	Aa2	2,564,969
	5.000%, 8/01/28 – FGIC Insured
225,580	Total California			143,479,728
	Colorado – 6.9% (4.3% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	940,782
	SYNCORA GTY Insured
6,385	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aa3	6,679,540
	5.500%, 12/01/22 – AMBAC Insured
7,200	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	7,007,976
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	Baa1	3,131,000
9,650	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	Baa1	2,628,757
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa1	3,476,567
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	Baa1	1,229,110
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	Baa1	3,193,064
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	Baa1	1,391,938
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	Baa1	1,684,200
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	10,648,800
	Activity Bonds, Series 2010, 6.500%, 1/15/30
89,830	Total Colorado			42,011,734
	District of Columbia – 1.5% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	9,162,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 2.9% (1.8% of Total Investments)
4,823	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	4,345,957
	1191, 8.754%, 1/01/27 (Alternative Minimum Tax) (IF)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,521,425
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	3,103,530
	5.000%, 10/01/26
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA+	4,058,840
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,420,165
	Obligation Group, Series 2007, 5.000%, 8/15/37
17,823	Total Florida			17,449,917
	Georgia – 1.6% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	A+	9,829,300
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
	Illinois – 16.1% (10.0% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aa3	1,212,804
	FGIC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Aa2	2,927,256
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	Aa2	1,043,220
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,010,360
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,003,900
1,450	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	1,525,531
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	1/12 at 100.00	A	5,250,945
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA+	1,968,600
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,388,118
1,780	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1	1,795,326
	Series 2003A, 5.000%, 7/01/33
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	10,244,000
	5.000%, 12/01/42 (UB)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	No Opt. Call	A+	2,980,530
5,450	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,561,289
	6.000%, 5/15/39
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	5,148,291
	Centers, Series 2008A, 5.500%, 8/15/30
2,160	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	10/11 at 100.00	BBB	2,161,706
	5.250%, 8/01/17 – AMBAC Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	Aa3	6,064,753
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	Aa3	3,484,920
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,205,522
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,152,454
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	5,106,855
3,270	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	3,281,151
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,261,959
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	663,806
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	2,161,183
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	1,635,836
6,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,785,415
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA+	2,104,170
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA+	2,757,790
	2010A, 5.250%, 5/01/31 – AGM Insured
133,150	Total Illinois			97,887,690
	Indiana – 2.8% (1.7% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/12 at 100.00	Baa1	4,706,409
	5.500%, 2/01/26 – NPFG Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	4,059,177
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,096,780
	5.250%, 12/01/38
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/12 at 101.50	A3	2,034,980
	Company, Series 1991, 5.750%, 8/01/21
16,725	Total Indiana			16,897,346
	Iowa – 0.8% (0.5% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	865,997
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	4,262,600
	5.600%, 6/1/34
5,970	Total Iowa			5,128,597
	Kansas – 1.1% (0.7% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,663,150
	Series 2002-II, 5.500%, 11/01/21 (Pre-refunded 11/01/12)
3,715	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	3,494,961
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	584,298
	4.625%, 10/1/31
6,815	Total Kansas			6,742,409
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,032,980
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 3.7% (2.3% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	Baa1	6,697,821
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital,
	Series 2004:
1,765	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1	1,831,382
3,350	5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	Baa1	3,385,510
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 –	6/12 at 100.00	Aa1	3,014,610
	AMBAC Insured
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	A–	7,801,330
	Series 2001B, 5.875%, 5/15/39
23,380	Total Louisiana			22,730,653
	Maryland – 1.2% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,148,796
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative
	Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,979,325
	5.500%, 2/01/16
6,910	Total Maryland			7,128,121
	Michigan – 3.3% (2.1% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AA+	4,514,650
	4.625%, 7/01/32 – AGM Insured
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	5,002,750
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,835,402
	Series 2008A, 6.875%, 6/01/42
2,500	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds,	No Opt. Call	Aa3	2,478,250
	Series 1993, 0.000%, 5/01/12 – NPFG Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,331,309
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004,	11/13 at 100.00	AA	4,082,775
	5.000%, 5/01/19
20,495	Total Michigan			20,245,136
	Minnesota – 0.9% (0.6% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/11 at 100.00	A	932,660
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,285	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/12 at 100.00	AA+	1,320,993
	6.050%, 7/01/31 (Alternative Minimum Tax)
2,685	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA+	3,233,384
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
4,900	Total Minnesota			5,487,037
	Mississippi – 1.0% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	5,907,670
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.8% (0.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,374,640
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	1,600,300
13,000	Total Missouri			4,974,940
	Nebraska – 1.9% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	11,665,919
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 6.7% (4.2% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	15,602,850
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	11,465,747
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	D	1,172,141
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	D	906,440
7,860	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	D	730,115
19,300	5.375%, 1/01/40 – AMBAC Insured (4)	1/12 at 100.00	N/R	4,631,421
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+	3,136,920
	5.250%, 6/01/20 – NPFG Insured
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A	329,110
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	2,731,800
	Trust 2634, 18.714%, 7/01/31 – BHAC Insured (IF)
76,035	Total Nevada			40,706,544
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	2,911,650
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.2% (2.6% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BBB–	2,889,904
	Care System, Series 2006A, 0.000%, 7/01/37
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA+	8,186,850
	0.000%, 12/15/34 – AGM Insured
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	4,155,630
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	1,395,090
	9/01/25 – NPFG Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,701,356
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,296,665
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	2,758,000
	Series 2007-1A, 5.000%, 6/01/41
71,090	Total New Jersey			25,383,495
	New Mexico – 0.2% (0.1% of Total Investments)
1,275	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	1,320,339
	New York – 6.9% (4.3% of Total Investments)
7,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	774,130
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,500	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA+	2,605,075
	Hospital Project, Series 2007, 5.250%, 8/15/26 – AGM Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,019,650
	5.000%, 12/01/35
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	4,018,455
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	10/11 at 100.00	AA	5,021
4,865	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,089,714
135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	Aa2 (5)	142,572
	(Pre-refunded 8/01/12)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
735	5.000%, 8/01/17	8/12 at 100.00	AA	763,452
5,410	5.750%, 8/01/18	8/12 at 100.00	AA	5,652,043
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
265	5.000%, 8/01/17 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2 (5)	277,868
1,120	5.750%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AA (5)	1,182,821
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	8,557,952
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/11 at 100.00	Baa1	9,985,900
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
47,085	Total New York			42,074,653
	North Carolina – 6.0% (3.7% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/15 at 100.00	AAA	2,174,037
	DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	17,354,620
	2005A, 5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,317,190
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,766,840
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	1/13 at 100.00	A	7,896,375
	5.250%, 1/01/19 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA+	1,985,576
	5.750%, 1/01/39 – AGC Insured
35,300	Total North Carolina			36,494,638
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	1,609,110
	6.000%, 11/01/28
	Ohio – 8.4% (5.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	Baa3	3,710,763
110	5.125%, 6/01/24	6/17 at 100.00	Baa3	90,189
1,250	5.875%, 6/01/30	6/17 at 100.00	Baa3	983,413
6,215	5.750%, 6/01/34	6/17 at 100.00	Baa3	4,699,969
4,300	6.000%, 6/01/42	6/17 at 100.00	Baa3	3,296,552
4,750	5.875%, 6/01/47	6/17 at 100.00	Baa3	3,516,140
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	5,807,880
	5.250%, 11/1/29
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	9,665,500
	4.250%, 12/01/32 – AGM Insured (UB)
5,705	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	5,894,977
	1999, 6.300%, 4/01/12
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	5,845,400
	Project, Series 2009E, 5.625%, 10/01/19
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	7,781,625
	Obligated Group, Series 2009A, 5.500%, 1/01/39
55,745	Total Ohio			51,292,408
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,713,525
	Center, Series 2008B, 5.250%, 8/15/38
	Oregon – 1.4% (0.9% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A1	5,103,450
3,200	Portland, Oregon, General Obligation Bonds, Series 2001A, 5.125%, 6/01/30 – NPFG Insured	6/12 at 100.00	Aa1	3,232,064
8,200	Total Oregon			8,335,514
	Pennsylvania – 6.6% (4.1% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center	No Opt. Call	Aa3	3,072,960
	Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/12 at 100.00	BB+	4,966,400
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	No Opt. Call	AA	4,587,426
	Bonds, Series 2010A, 0.000%, 12/01/34
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C,	6/26 at 100.00	AA+	7,944,900
	0.000%, 6/01/33 – AGM Insured
7,550	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	Aa1 (5)	7,671,857
	(Pre-refunded 9/15/11)
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,835,187
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
43,415	Total Pennsylvania			40,078,730
	Puerto Rico – 7.6% (4.8% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	3,344,752
	6.000%, 7/1/44
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	8,190,080
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
8,200	4.500%, 12/01/23 (UB)	12/13 at 100.00	AAA	8,937,754
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,323,650
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,478,400
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,239,618
	2010C, 5.250%, 8/01/41
7,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,082,550
	8/01/40 – NPFG Insured
6,255	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	5,957,637
	Series 2002, 5.375%, 5/15/33
51,395	Total Puerto Rico			46,554,441
	Rhode Island – 1.5% (0.9% of Total Investments)
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 –	No Opt. Call	AA+	6,149,479
	AGM Insured
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,124,640
	Series 2002A, 6.250%, 6/01/42
9,125	Total Rhode Island			9,274,119
	South Carolina – 5.0% (3.1% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	26,721,993
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AA–	3,790,973
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
28,290	Total South Carolina			30,512,966
	Tennessee – 0.8% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	BBB+	4,933,600
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured
	Texas – 15.6% (9.7% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,677,850
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/11 at 100.00	CC	11,079,535
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	318,590
	2002, 0.000%, 8/15/32 – FGIC Insured
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,505,010
	5.750%, 1/1/31
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	12,546,450
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,653,600
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/11 at 100.00	CCC+	4,504,740
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,200	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	AAA	2,251,348
	Series 2004, 5.000%, 8/15/33
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,521,106
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,451,760
1,000	Harris County, Texas, Toll Toad Unlimited Tax and Subordinate Lien Revenue Forward Refunding	No Opt. Call	AAA	1,000,330
	Bonds, Series 2001, 6.000%, 8/01/11 – FGIC Insured
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	446,878
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AA+	1,268,013
	5.000%, 12/01/20 – AGM Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,482,872
	5.500%, 7/1/39
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.50	AAA	2,980,406
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.28	AAA	1,811,640
	Bonds, Series 2006, 0.000%, 8/15/33
11,850	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	No Opt. Call	AA+	11,893,608
	Corporation, Series 2003B, 5.000%, 5/15/31 – AGM Insured
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,647,882
	Series 2007, 5.000%, 8/15/34
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,375,580
	2005, 5.000%, 2/15/34
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	3,325,040
	Series 2008I, 0.000%, 1/01/43
3,755	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	10/11 at 100.00	AAA	3,765,214
	2001A, 5.000%, 8/01/31
3,500	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2008A, 5.500%, 2/01/12	No Opt. Call	Aa1	3,594,920
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	3,020,988
	2007, Residuals 1760-3, 17.367%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,906,271
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,165	Texas State, General Obligation Bonds, Water Financial Assistance, Series 2010B,	No Opt. Call	AAA	5,166,395
	5.000%, 8/01/11
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,494,950
	Series 2005, 0.000%, 8/15/34
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,726,860
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	1,076,780
124,850	Total Texas			95,494,616
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,009,780
	Virginia – 2.7% (1.7% of Total Investments)
21,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA+	16,365,585
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Washington – 8.6% (5.3% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A1	3,068,602
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
1,235	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Series 2006A,	No Opt. Call	Aaa	1,290,007
	5.000%, 7/1/12
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1	1,920,585
	5.000%, 12/01/20 – AMBAC Insured
820	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 (Pre-refunded	1/12 at 100.00	Aa2 (5)	836,654
	1/01/12) – FGIC Insured
1,680	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AA+	1,705,418
2,500	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	Aa2	2,502,200
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	2,202,374
	4.500%, 12/1/20
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1	3,178,800
	5.000%, 6/01/24 – NPFG Insured
3,520	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (5)	3,548,477
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	5/18 at 100.00	AA+	8,133,920
	Series 2008A, 5.250%, 8/15/34 – AGM Insured
10,340	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	10,485,070
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%,	1/12 at 100.00	AA+ (5)	9,184,770
	1/01/21 (Pre-refunded 1/01/12) – AGM Insured
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	4,150,260
	6/01/28 – FGIC Insured
55,830	Total Washington			52,207,137
	Wisconsin – 2.4% (1.6% of Total Investments)
1,675	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,743,541
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,610,564
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	9/11 at 100.00	N/R	1,115,538
	for the Aging Inc., Series 1998, 5.700%, 3/01/28
9,920	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,760,621
	5.750%, 5/01/33
14,600	Total Wisconsin			15,230,264
	Wyoming – 0.6% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,272,046
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,292,003	Total Investments (cost $1,011,432,621) – 160.6%			979,534,434
	Floating Rate Obligations – (7.1)%			(43,530,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (57.5)% (6)			(350,900,000)
	Other Assets Less Liabilities – 4.0%			24,766,525
	Net Assets Applicable to Common Shares – 100%			$ 609,870,959

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$979,534,434	$ —	$979,534,434

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $967,234,168.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 29,763,160
Depreciation	(60,993,618
Net unrealized appreciation (depreciation) of investments	$(31,230,458)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011